Fair Value of Financial Assets and Liabilities - Fair Value Measurement of Assets and Liabilities, Recurring (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Footnotes To Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Derivative, Notional Amount	$ 3,481	$ 4,018
Unrealized Gain (Loss) on Investments	(160)	186	$ 0
Market-to-market derivative liabilities, current	18	33
Derivative Liability, Noncurrent	201	268
Cash and Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	464	237
Restricted cash [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	49	39
Other assets
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	44	53
Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	524	558
Assets, Fair Value Disclosure	752	776
Deferred Compensation Liability, Current and Noncurrent	(131)	(121)
Total liabilities	(350)	(422)
Fair Value, Net Asset (Liability)	402	354
Fair Value, Recurring [Member] | Economic Hedging Instrument Liabilites [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Total mark-to-market derivative liabilities	(219)	(301)
Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	228	218
Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	60	59
Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	60	54
Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	10	11
Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	98	94
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	524	558
Assets, Fair Value Disclosure	644	671
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	644	671
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Economic Hedging Instrument Liabilites [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Total mark-to-market derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	120	113
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	60	59
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	60	54
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	71	71
Deferred Compensation Liability, Current and Noncurrent	(131)	(121)
Total liabilities	(131)	(121)
Fair Value, Net Asset (Liability)	(60)	(50)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Economic Hedging Instrument Liabilites [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Total mark-to-market derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	71	71
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	10	11
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	61	60
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	37	34
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	(219)	(301)
Fair Value, Net Asset (Liability)	(182)	(267)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Economic Hedging Instrument Liabilites [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Total mark-to-market derivative liabilities	(219)	(301)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	37	34
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	37	34
Commonwealth Edison Co [Member]
Footnotes To Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Market-to-market derivative liabilities, current	18	33
Derivative Liability, Noncurrent	201	268
Commonwealth Edison Co [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	105	83
Commonwealth Edison Co [Member] | Restricted cash [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	42	37
Commonwealth Edison Co [Member] | Other assets
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	43	43
Commonwealth Edison Co [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	237	285
Assets, Fair Value Disclosure	237	285
Total mark-to-market derivative liabilities	(219)	(301)
Deferred Compensation Liability, Current and Noncurrent	(10)	(8)
Total liabilities	(229)	(309)
Fair Value, Net Asset (Liability)	8	(24)
Commonwealth Edison Co [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	237	285
Assets, Fair Value Disclosure	237	285
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	237	285
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	(10)	(8)
Total liabilities	(10)	(8)
Fair Value, Net Asset (Liability)	(10)	(8)
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 3 [Member]
Footnotes To Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Market-to-market derivative liabilities, current	18	33
Derivative Liability, Noncurrent	201	268
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Total mark-to-market derivative liabilities	(219)	(301)
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	(219)	(301)
Fair Value, Net Asset (Liability)	(219)	(301)
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Commonwealth Edison Co [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
PECO Energy Co [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	35	18
PECO Energy Co [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	9	8
Assets, Fair Value Disclosure	36	30
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	(9)	(9)
Total liabilities	(9)	(9)
Fair Value, Net Asset (Liability)	27	21
PECO Energy Co [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	27	22
PECO Energy Co [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	11	9
PECO Energy Co [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	16	13
PECO Energy Co [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	9	8
Assets, Fair Value Disclosure	20	17
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	20	17
PECO Energy Co [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	11	9
PECO Energy Co [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	11	9
PECO Energy Co [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
PECO Energy Co [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	16	13
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	(9)	(9)
Total liabilities	(9)	(9)
Fair Value, Net Asset (Liability)	7	4
PECO Energy Co [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	16	13
PECO Energy Co [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
PECO Energy Co [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	16	13
PECO Energy Co [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	0	0
PECO Energy Co [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
PECO Energy Co [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
PECO Energy Co [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Baltimore Gas and Electric Company [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	51	24
Baltimore Gas and Electric Company [Member] | Restricted cash [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	4	1
Baltimore Gas and Electric Company [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	120
Assets, Fair Value Disclosure	14	130
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	(7)	(5)
Total liabilities	(7)	(5)
Fair Value, Net Asset (Liability)	7	125
Baltimore Gas and Electric Company [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	14	10
Baltimore Gas and Electric Company [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	14	10
Baltimore Gas and Electric Company [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	120
Assets, Fair Value Disclosure	14	130
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	14	130
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	14	10
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	14	10
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	(7)	(5)
Total liabilities	(7)	(5)
Fair Value, Net Asset (Liability)	(7)	(5)
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Total mark-to-market derivative liabilities	0	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	0	0
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Baltimore Gas and Electric Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Pepco Holdings LLC [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	100	74
Pepco Holdings LLC [Member] | Restricted cash [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	3	0
Pepco Holdings LLC [Member] | Other assets
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	10
Pepco Holdings LLC [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	110	86
Assets, Fair Value Disclosure	255	226
Deferred Compensation Liability, Current and Noncurrent	(18)	(17)
Total liabilities	(18)	(17)
Fair Value, Net Asset (Liability)	237	209
Pepco Holdings LLC [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	145	140
Pepco Holdings LLC [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	59	55
Pepco Holdings LLC [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	14	14
Pepco Holdings LLC [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	10	11
Pepco Holdings LLC [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	62	60
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	110	86
Assets, Fair Value Disclosure	183	155
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	183	155
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	73	69
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	59	55
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	14	14
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	37	37
Deferred Compensation Liability, Current and Noncurrent	(18)	(17)
Total liabilities	(18)	(17)
Fair Value, Net Asset (Liability)	19	20
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	37	37
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	10	11
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	27	26
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	35	34
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	35	34
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	35	34
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Mutual Fund [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Pepco Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	35	34
Potomac Electric Power Company [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	34	30
Potomac Electric Power Company [Member] | Restricted cash [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	3	0
Potomac Electric Power Company [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	31	35
Assets, Fair Value Disclosure	151	150
Deferred Compensation Liability, Current and Noncurrent	(2)	(2)
Total liabilities	(2)	(2)
Fair Value, Net Asset (Liability)	149	148
Potomac Electric Power Company [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	120	115
Potomac Electric Power Company [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	58	53
Potomac Electric Power Company [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		2
Potomac Electric Power Company [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	62	60
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	31	35
Assets, Fair Value Disclosure	89	88
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	89	88
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	58	53
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	58	53
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	27	28
Deferred Compensation Liability, Current and Noncurrent	(2)	(2)
Total liabilities	(2)	(2)
Fair Value, Net Asset (Liability)	25	26
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	27	28
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		2
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	27	26
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	35	34
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	35	34
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	35	34
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Potomac Electric Power Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	35	34
Delmarva Power & Light Company [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	28	15
Delmarva Power & Light Company [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	43	0
Assets, Fair Value Disclosure	43	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	43	0
Delmarva Power & Light Company [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Delmarva Power & Light Company [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	43	0
Assets, Fair Value Disclosure	43	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	43	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Delmarva Power & Light Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	29	17
Atlantic City Electric Company [Member] | Other assets
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	10
Atlantic City Electric Company [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	13
Assets, Fair Value Disclosure	0	13
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	0	13
Atlantic City Electric Company [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Atlantic City Electric Company [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	13
Assets, Fair Value Disclosure	0	13
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	0	13
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Deferred Compensation Liability, Current and Noncurrent	0	0
Total liabilities	0	0
Fair Value, Net Asset (Liability)	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Rabbi Trust Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	0	0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Fixed Income Investments [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure		0
Atlantic City Electric Company [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 6311 Life Insurance [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Investments, Fair Value Disclosure	$ 0	$ 0